UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-0981

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	12/31/10

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.   A separate N-Q Form will be filed for this series, as appropriate.

DREYFUS OPPORTUNITY FUNDS
- DREYFUS NATURAL RESOURCES FUND

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Natural Resources Fund
December 31, 2010 (Unaudited)

Common Stocks--99.1%	Shares		Value ($)
Energy--71.6%
Anadarko Petroleum	17,950		1,367,072
Apache	9,330		1,112,416
Cameron International	15,170	a	769,574
Canadian Natural Resources	8,830		392,229
Concho Resources	8,019	a	703,026
ConocoPhillips	29,440		2,004,864
Continental Resources	4,407	a	259,352
Diamond Offshore Drilling	2,510	b	167,844
ENSCO, ADR	6,020		321,348
EOG Resources	7,020		641,698
Exxon Mobil	9,540		697,565
Halliburton	29,200		1,192,236
Helmerich & Payne	5,210		252,581
Hess	7,150		547,261
Marathon Oil	7,210		266,986
National Oilwell Varco	13,460		905,185
Newfield Exploration	13,310	a	959,784
Noble Energy	6,260		538,861
Occidental Petroleum	18,720		1,836,432
Patterson-UTI Energy	11,490		247,609
Peabody Energy	6,650		425,467
Pioneer Natural Resources	8,460		734,497
Pride International	7,870	a	259,710
QEP Resources	3,630		131,805
Rowan	8,380	a	292,546
Schlumberger	32,340		2,700,390
Spectra Energy	8,580		214,414
Suncor Energy	20,300		777,287
Sunoco	7,340		295,875
Transocean	3,514	a	244,258

Venoco	9,680	a	178,596
Whiting Petroleum	3,340	a	391,415
Williams	22,870		565,346
			22,395,529
Industrials--1.2%
Fluor	5,590		370,393
Materials--26.3%
Agnico-Eagle Mines	4,670		358,189
Alcoa	28,320		435,845
Ball	2,110		143,585
BHP Billiton, ADR	4,480	b	416,282
Crown Holdings	14,970	a	499,699
Eastman Chemical	3,060		257,285
Eldorado Gold	12,720		236,210
Freeport-McMoRan Copper & Gold	12,140		1,457,893
Goldcorp	16,590		762,808
IAMGOLD	5,110		90,958
Mosaic	4,220		322,239
Newmont Mining	15,770		968,751
Packaging Corp. of America	7,850		202,844
Potash Corp of Saskatchewan	1,950		301,918
Silver Wheaton	10,770	a	420,461
Teck Resources, Cl. B	10,630		657,253
United States Steel	8,480		495,402
Yamana Gold	16,670		213,376
			8,240,998
Total Common Stocks
(cost $21,936,265)			31,006,920

Other Investment--2.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $725,000)	725,000	[c]	725,000
Investment of Cash Collateral for
Securities Loaned--.5%
Registered Investment Company;

Dreyfus Institutional Cash
Advantage Plus Fund
(cost $160,900)	160,900 [c]	160,900
Total Investments (cost $22,822,165)	101.9%	31,892,820
Liabilities, Less Cash and Receivables	(1.9%)	(589,287)
Net Assets	100.0%	31,303,533

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At December 31, 2010, the market value of the fund's securities on loan was $159,727 and the market value of the collateral held by the fund was $160,900.
c Investment in affiliated money market mutual fund.

At December 31, 2010, the aggregate cost of investment securities for income tax purposes was $22,822,165. Net unrealized appreciation on investments was $9,070,655 of which $9,109,962 related to appreciated investment securities and $39,307 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Energy	71.6
Materials	26.3
Money Market Investments	2.8
Industrials	1.2
101.9

† Based on net assets.

100-103-33

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	26,058,601	-	-	26,058,601
Equity Securities - Foreign+	4,948,319	-	-	4,948,319
Mutual Funds	885,900	-	-	885,900

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended December 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 23, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	February 23, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)